Fair Value Measurement - Reconciliation of the Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
Fair Value Inputs Quantitative Information [Line Items]
Balance | $			$ 0
Available-for-sale Securities [Member] | Contingent consideration payable | Significant Unobservable Inputs (Level 3)
Fair Value Inputs Quantitative Information [Line Items]
Balance	¥ 7,353
Recognized during the year		¥ 6,647
Realized or unrealized losses	(7,011)	417
Settlement	0	0
Foreign exchange translation adjustments	(342)	289
Balance		7,353
Contingent consideration payable | Contingent consideration payable | Significant Unobservable Inputs (Level 3)
Fair Value Inputs Quantitative Information [Line Items]
Balance	30,358	23,338
Recognized during the year		25,067
Realized or unrealized losses	9,014	3,377
Settlement	(38,562)	(23,266)
Foreign exchange translation adjustments	¥ (810)	1,842
Balance		¥ 30,358